UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-09917

SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive, Montpelier, Vermont 05604

Sentinel Asset Management, Inc.

National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code: (802) 229-3113

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

Semi-Annual Report

June 30, 2017

Sentinel Variable Products
Balanced Fund

Sentinel Variable Products
Bond Fund

Sentinel Variable Products
Common Stock Fund

Sentinel Variable Products
Small Company Fund

www.sentinelinvestments.com

Page intentionally left blank.

Table of Contents

4	Message to Shareholders

5	Understanding your Sentinel Funds Financial Statements

6	Sentinel Variable Products Balanced Fund

8	Sentinel Variable Products Bond Fund

10	Sentinel Variable Products Common Stock Fund

12	Sentinel Variable Products Small Company Fund

14	Statement of Assets and Liabilities

16	Statement of Operations

18	Statement of Changes in Net Assets

20	Financial Highlights

22	Notes to Financial Statements

31	Actual and Hypothetical Expenses for Comparison Purposes

32	Trustees & Officers

Message to Shareholders

Thomas H. Brownell

President and Chief Executive Officer
Sentinel Asset Management, Inc.

Dear Shareholders,

It has been my distinct honor to lead the Sentinel Asset Management (“Sentinel”) organization over the past four years. We have taken great strides to improve our investment management capabilities and strengthen the performance of many of our mutual fund products during this time. Sentinel’s unwavering objective has always been to help our clients achieve their long-term investment objectives by acting as strong stewards of your hard-earned capital.

At times, being a good steward of capital includes evaluating multiple options that may strengthen our shareholders’ investment experience in the future. As such, on April 18, 2017, Sentinel Asset Management entered into an agreement to sell its mutual fund advisory business to Touchstone Advisors, Inc. (“Touchstone Advisors”), investment advisor to the Touchstone family of mutual funds. Touchstone Advisors is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company. Currently, Touchstone Advisors’ variable mutual fund platform includes six separate mutual funds that are managed by Touchstone Advisors and sub-advised by various institutional investment managers (the “Touchstone Funds”).

In connection with Sentinel’s decision to exit the mutual fund asset management business, Sentinel recommended and the Board of Trustees of Sentinel Variable Products Trust approved an Agreement and Plan of Reorganization with respect to each of the Sentinel Variable Products Funds listed below. Under this Agreement, each Sentinel Variable Products Fund would be reorganized (each, a “reorganization”) into a corresponding Touchstone Fund, as indicated in the table below. Each reorganization is subject to the approval of the shareholders of the applicable Sentinel Variable Products Fund.

Target Sentinel Funds	Acquiring Touchstone Funds
Sentinel Variable Products Balanced Fund	Touchstone Balanced Fund
Sentinel Variable Products Bond Fund	Touchstone Bond Fund
Sentinel Variable Products Common Stock Fund	Touchstone Common Stock Fund
Sentinel Variable Products Small Company Fund	Touchstone Small Company Fund

Shortly, you will be receiving additional information on this transaction, including a Joint Proxy Statement/Prospectus that describes each reorganization in greater detail. I would like to thank you for the trust you have placed in us over the years. We have always valued that trust, and we are highly confident that your investment dollars will be in very capable and experienced hands with Touchstone Advisors going forward.

/s/ Thomas H. Brownell

This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

4

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investments

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

•	a list of each investment

•	the number of shares/par amount of each stock, bond or short-term note

•	the market value of each investment

•	the percentage of investments in each industry

•	the percent and dollar breakdown of each category

2  Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3  Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

•	income earned from investments

•	management fees and other expenses

•	gains or losses from selling investments (known as realized gains or losses)

•	gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4  Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

•	operations — a summary of the Statement of Operations for the most recent period

•	distributions — income and gains distributed to shareholders

•	capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5  Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund is not five years old). On a per-share basis, it includes:

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	income and capital gains distributions paid to shareholders

•	share price at the end of the period

It also includes some key statistics for the period:

•	total return — the overall percentage return of the fund, assuming reinvestment of all distributions

•	expense ratio — operating expenses as a percentage of average net assets

•	net income ratio — net investment income as a percentage of average net assets

•	portfolio turnover — the percentage of the portfolio that was replaced during the period

5

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile (Unaudited)

at June 30, 2017

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	55.6%
U.S. Government Obligations	18.4%
Foreign Stocks & ADR's	1.7%
Domestic Exchange Traded Funds	1.2%
Real Estate Investment Trusts	0.8%
Cash and Other	22.3%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Microsoft Corp.	2.0%
McDonald's Corp.	1.8%
Apple, Inc.	1.8%
Alphabet, Inc.	1.6%
Visa, Inc.	1.4%
Comcast Corp.	1.4%
Texas Instruments, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Merck & Co., Inc.	1.3%
Morgan Stanley	1.3%
Total of Net Assets	15.4%

Top 10 Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AT2016	3.00%	04/01/43	3.1%
FNMA AL5718	3.50%	09/01/44	3.1%
FHLMC Q29056	4.00%	10/01/44	2.5%
FHLMC G05624	4.50%	09/01/39	2.3%
FHLMC J22900	2.50%	03/01/28	1.6%
FHLMC Q29260	4.00%	10/01/44	1.4%
FNMA AS8703	2.50%	02/01/32	1.3%
FNMA 725423	5.50%	05/01/34	1.0%
FNMA AD9193	5.00%	09/01/40	1.0%
FNMA 725610	5.50%	07/01/34	0.9%
Total of Net Assets			18.2%

Average Effective Duration (for all Fixed Income Holdings) 0.8 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments

at June 30, 2017 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 18.4%
U.S. Government Agency Obligations 18.4%
Federal Home Loan Mortgage Corporation 7.8%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	260 M	$263,482
30-Year:
FHLMC G05624
4.5%, 09/01/39	357 M	384,664
FHLMC Q29260
4%, 10/01/44	217 M	228,858
FHLMC Q29056
4%, 10/01/44	406 M	427,739
		1,041,261
Total Federal Home Loan Mortgage Corporation		1,304,743
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Federal National Mortgage Association 10.6%
Mortgage-Backed Securities:
15-Year:
FNMA AS8703
2.5%, 02/01/32	212 M	$213,548
30-Year:
FNMA 725423
5.5%, 05/01/34	145 M	162,221
FNMA 725610
5.5%, 07/01/34	137 M	153,677
FNMA AD9193
5%, 09/01/40	147 M	160,825
FNMA 890310
4.5%, 12/01/40	34 M	37,219
FNMA AT2016
3%, 04/01/43	526 M	528,413
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA AL5718
3.5%, 09/01/44	500 M	$516,496
		1,558,851
Total Federal National Mortgage Association		1,772,399
Total U.S. Government Obligations
(Cost $3,078,783)		3,077,142

		Value
	Shares	(Note 2)
Domestic Common Stocks 55.6%
Consumer Discretionary 7.8%
Comcast Corp.	6,000	233,520
Goodyear Tire & Rubber Co.	2,700	94,392
Home Depot, Inc.	1,000	153,400
Marriott Int'l., Inc.	1,500	150,465
McDonald's Corp.	2,000	306,320
Omnicom Group, Inc.	1,500	124,350
Time Warner, Inc.	1,000	100,410

6	The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Balanced Fund

		Value
	Shares	(Note 2)
TJX Cos., Inc.	2,000	$144,340
		1,307,197
Consumer Staples 4.2%
CVS Health Corp.	1,000	80,460
Estee Lauder Cos, Inc.	1,500	143,970
Kraft Heinz Co.	1,000	85,640
PepsiCo, Inc.	1,000	115,490
Philip Morris Int'l., Inc.	1,000	117,450
Procter & Gamble Co.	1,800	156,870
		699,880
Energy 3.7%
Chevron Corp.	1,500	156,495
EOG Resources, Inc.	1,600	144,832
ExxonMobil Corp.	1,500	121,095
Noble Energy, Inc.	2,500	70,750
Schlumberger Ltd.	2,000	131,680
		624,852
Financials 9.9%
American Express Co.	1,200	101,088
Chubb Ltd.	1,000	145,380
CME Group, Inc.	1,000	125,240
Comerica, Inc.	1,100	80,564
Discover Financial Services	1,500	93,285
JPMorgan Chase & Co.	1,900	173,660
Morgan Stanley	5,000	222,800
PNC Financial Services Group, Inc.	1,500	187,305
S&P Global, Inc.	1,200	175,188
Signature Bank*	500	71,765
The Travelers Cos., Inc.	1,400	177,142
Webster Financial Corp.	1,000	52,220
Wells Fargo & Co.	1,000	55,410
		1,661,047
Health Care 9.6%
Amgen, Inc.	900	155,007
Becton Dickinson & Co.	1,000	195,110
Biogen, Inc.*	400	108,544
Bristol-Myers Squibb Co.	2,000	111,440
Danaher Corp.	250	21,097
Eli Lilly & Co.	1,300	106,990
Johnson & Johnson	1,000	132,290
Medtronic PLC(a)	2,000	177,500
Merck & Co., Inc.	3,500	224,315
Stryker Corp.	500	69,390
UnitedHealth Group, Inc.	1,000	185,420
Zoetis, Inc.	2,000	124,760
		1,611,863
Industrials 5.1%
Boeing Co.	800	158,200
Canadian National Railway Co.	2,000	162,100
		Value
	Shares	(Note 2)
General Dynamics Corp.	500	$99,050
Honeywell Int'l., Inc.	1,000	133,290
Johnson Controls Int'l. plc	2,200	95,392
United Technologies Corp.	1,000	122,110
Verisk Analytics, Inc.*	1,000	84,370
		854,512
Information Technology 13.0%
Accenture PLC	1,500	185,520
Alphabet, Inc.*	300	272,619
Apple, Inc.	2,100	302,442
Check Point Software Technologies Ltd.*	1,000	109,080
Cisco Systems, Inc.	7,300	228,490
Cognizant Technology Solutions Corp.	1,500	99,600
Facebook, Inc.*	200	30,196
Microsoft Corp.	5,000	344,650
Synopsys, Inc.*	2,000	145,860
Texas Instruments, Inc.	3,000	230,790
Visa, Inc.	2,500	234,450
		2,183,697
Materials 1.5%
EI Du Pont de Nemours & Co.	1,500	121,065
Praxair, Inc.	1,000	132,550
		253,615
Telecommunication Services 0.8%
Verizon Communications, Inc.	3,000	133,980
Total Domestic Common Stocks
(Cost $4,458,903)		9,330,643
Domestic Exchange Traded Funds 1.2%
Equity Funds 1.2%
iShares Core S&P Mid-Cap ETF	700	121,765
iShares Russell Mid-Cap Value ETF	500	42,045
SPDR S&P MidCap 400 ETF Trust	150	47,643
Total Domestic Exchange Traded Funds
(Cost $208,672)		211,453
Foreign Stocks & ADR's 1.7%
Netherlands 1.3%
Unilever NV ADR	4,000	221,080
Switzerland 0.4%
Roche Holding AG ADR	2,000	63,620
Total Foreign Stocks & ADR's
(Cost $235,258)		284,700
Real Estate Investment Trusts 0.8%
Real Estate 0.8%
Equinix, Inc.
(Cost $110,635)	300	128,748
		Value
	Shares	(Note 2)
Institutional Money Market Funds 22.1%
State Street Institutional U.S. Government Money Market Fund
Premier Class
(Cost $3,704,823)	3,704,823	3,704,823
Total Investments 99.8%
(Cost $11,797,074)†		$16,737,509

Other Assets in Excess of Liabilities 0.2%		40,966

Net Assets 100.0%		$16,778,475

*	Non-income producing.

†	Cost for federal income tax purposes is $11,797,074. At June 30, 2017 unrealized appreciation for federal income tax purposes aggregated $4,940,435 of which $4,971,832 related to appreciated securities and $31,397 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR   -   American Depositary Receipt

SPDR -   Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.	7

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at June 30, 2017

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	24.3%
1 yr. to 2.99 yrs.	0.6%
3 yrs. to 3.99 yrs.	10.6%
Percent of
Duration	Fixed Income Holdings
4 yrs. to 5.99 yrs.	16.4%
6 yrs. to 7.99 yrs.	15.3%
8 yrs. and over	32.8%

Average Effective Duration (for all Fixed Income Holdings) 7.0 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FHR 3859 JB	5.00%	05/15/41	3.6%
FNMA AS8703	2.50%	02/01/32	3.3%
Bank of America Corp.	3.248%	10/21/27	2.8%
FHLMC Q29056	4.00%	10/01/44	2.0%
America Movil SAB de CV	6.125%	03/30/40	2.0%
FNMA AS7234	3.00%	05/01/46	1.8%
		Maturity	Percent of
Description	Coupon	Date	Net Assets
GNMA II 005175	4.50%	09/20/41	1.8%
FNMA BC1158	3.50%	02/01/46	1.8%
FHLMC G05624	4.50%	09/01/39	1.5%
FNMA AS4707	3.50%	04/01/45	1.4%
Total of Net Assets			22.0%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at June 30, 2017 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 32.4%
U.S. Government Agency Obligations 26.2%
Federal Home Loan Mortgage Corporation 7.9%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	1,622 M	$1,760,446
Mortgage-Backed Securities:
30-Year:
FHLMC G05624
4.5%, 09/01/39	669 M	721,244
FHLMC Q29260
4%, 10/01/44	356 M	375,073
FHLMC Q29056
4%, 10/01/44	948 M	998,058
		2,094,375
Total Federal Home Loan Mortgage Corporation		3,854,821
Federal National Mortgage Association 16.4%
Mortgage-Backed Securities:
15-Year:
FNMA AS8703
2.5%, 02/01/32	1,601 M	1,611,320
30-Year:
FNMA 725423
5.5%, 05/01/34	545 M	610,463
FNMA 725610
5.5%, 07/01/34	508 M	569,175
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA AD9193
5%, 09/01/40	490 M	$536,083
FNMA AR9195
3%, 03/01/43	624 M	626,752
FNMA AT2016
3%, 04/01/43	671 M	673,727
FNMA AL5718
3.5%, 09/01/44	620 M	639,838
FNMA AS4707
3.5%, 04/01/45	676 M	696,155
FNMA AZ7347
3%, 11/01/45	242 M	242,215
FNMA BC1158
3.5%, 02/01/46	838 M	861,366
FNMA AS7234
3%, 05/01/46	895 M	894,537
		6,350,311
Total Federal National Mortgage Association		7,961,631
Government National Mortgage Corporation 1.9%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	35 M	34,777
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
30-Year:
GNMA II 005175
4.5%, 09/20/41	808 M	$867,769
Total Government National Mortgage Corporation		902,546
Total U.S. Government Agency Obligations		12,718,998
U.S. Treasury Obligations 6.2%
U.S. Treasury Bill
0.6%, 07/06/17	3,000 M	2,999,750
Total U.S. Government Obligations
(Cost $15,810,095)		15,718,748
Domestic Corporate Bonds 41.9%
Basic Industry 2.9%
BHP Billiton Finance USA Ltd.
5%, 09/30/43	485 M	562,001
Int'l. Paper Co.
4.4%, 08/15/47	300 M	302,391
Sherwin-Williams Co.
4.55%, 08/01/45	520 M	542,103
		1,406,495
Capital Goods 6.0%
3M Co.
5.7%, 03/15/37	410 M	524,629
Caterpillar, Inc.
3.803%, 08/15/42	550 M	552,941
General Electric Co.
4.5%, 03/11/44	485 M	539,577

8	The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Lockheed Martin Corp.
3.55%, 01/15/26	350 M	$362,706
Reynolds Group Issuer LLC
5.125%, 07/15/23(a)	75 M	77,906
United Technologies Corp.
2.65%, 11/01/26	350 M	340,347
4.15%, 05/15/45	510 M	528,808
		2,926,914
Communications 5.9%
America Movil SAB de CV
6.125%, 03/30/40	805 M	977,866
CCO Holdings LLC
5.75%, 02/15/26(a)	75 M	80,250
Comcast Corp.
2.35%, 01/15/27	350 M	328,540
Cox Communications, Inc.
3.35%, 09/15/26(a)	300 M	294,614
Frontier Communications Corp.
11%, 09/15/25	75 M	69,562
SFR Group SA
7.375%, 05/01/26(a)	75 M	81,375
Sprint Corp.
7.875%, 09/15/23	75 M	86,250
Telesat Canada / Telesat LLC
8.875%, 11/15/24(a)	75 M	84,188
Time Warner, Inc.
3.8%, 02/15/27	350 M	352,403
Walt Disney Co.
4.125%, 06/01/44	500 M	525,594
		2,880,642
Consumer Cyclical 5.1%
Amazon.com, Inc.
4.95%, 12/05/44	350 M	413,046
General Motors Financial Co., Inc.
3.2%, 07/06/21	200 M	202,229
Home Depot, Inc.
4.25%, 04/01/46	100 M	107,596
Lowe's Cos, Inc.
3.7%, 04/15/46	165 M	159,283
Macy's Retail Holdings, Inc.
2.875%, 02/15/23	300 M	275,022
McDonald's Corp.
3.7%, 01/30/26	350 M	362,502
Target Corp.
3.625%, 04/15/46	550 M	513,935
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	350 M	349,295
Wynn Las Vegas LLC
5.5%, 03/01/25(a)	75 M	78,891
		2,461,799
Consumer Non-Cyclical 8.6%
Abbott Laboratories
4.9%, 11/30/46	300 M	331,563
Anheuser-Busch InBev Finance, Inc.
4.9%, 02/01/46	350 M	395,581
DaVita, Inc.
5.125%, 07/15/24	75 M	76,125
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Express Scripts Holding Co.
3.4%, 03/01/27	290 M	$279,916
Gilead Sciences, Inc.
4.75%, 03/01/46	490 M	537,303
HCA, Inc.
5.375%, 02/01/25	75 M	79,110
Medtronic, Inc.
3.5%, 03/15/25	350 M	364,209
4.625%, 03/15/45	475 M	535,350
Northwell Healthcare, Inc.
6.15%, 11/01/43	420 M	535,520
Partners Healthcare System, Inc.
4.117%, 07/01/55	500 M	495,807
Pfizer, Inc.
4.4%, 05/15/44	480 M	527,808
		4,158,292
Energy 1.3%
EOG Resources, Inc.
3.15%, 04/01/25	550 M	540,941
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	75 M	82,814
		623,755
Financials 4.0%
Bank of America Corp.
3.248%, 10/21/27	1,400 M	1,353,022
Brookfield Asset Management, Inc.
4%, 01/15/25	186 M	189,995
Icahn Enterprises LP
5.875%, 02/01/22	75 M	76,781
JPMorgan Chase & Co
2.95%, 10/01/26	350 M	337,821
		1,957,619
Insurance 3.0%
Chubb INA Holdings, Inc.
3.35%, 05/03/26	350 M	358,018
Kemper Corp.
4.35%, 02/15/25	190 M	191,908
MetLife, Inc.
4.6%, 05/13/46	350 M	385,663
UnitedHealth Group, Inc.
4.75%, 07/15/45	470 M	540,648
		1,476,237
Real Estate 1.2%
HCP, Inc.
4%, 06/01/25	300 M	307,331
Retail Opportunity Investments Partnership LP
5%, 12/15/23	250 M	259,323
		566,654
Technology 1.9%
First Data Corp.
5%, 01/15/24(a)	75 M	77,132
KLA-Tencor Corp.
4.65%, 11/01/24	300 M	324,015
Microsoft Corp.
2.4%, 08/08/26	350 M	336,868
Nuance Communications, Inc.
5.625%, 12/15/26(a)	75 M	80,063
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Western Digital Corp.
10.5%, 04/01/24	75 M	$88,476
		906,554
Transportation 1.2%
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	510 M	533,890
XPO Logistics, Inc.
6.5%, 06/15/22(a)	75 M	78,844
		612,734
Utilities 0.8%
Electricite de France SA
3.625%, 10/13/25(a)	300 M	306,900
NRG Yield Operating LLC
5.375%, 08/15/24	75 M	78,656
		385,556
Total Domestic Corporate Bonds
(Cost $20,240,492)		20,363,251
Bank Loans 0.1%
Consumer Discretionary 0.1%
J Crew Group, Inc.
4.22%, 03/05/21(b)
(Cost $42,720)	75 M	44,189
Municipal Bonds 0.9%
South Carolina State Public Service Authority
6.454%, 01/01/50
(Cost $538,746)	385 M	441,218

		Value
	Shares	(Note 2)
Institutional Money Market Funds 24.2%
State Street Institutional U.S. Government Money Market Fund
Premier Class (Cost $11,731,364)	11,731,364	11,731,364
Total Investments 99.5%
(Cost $48,363,417)†		48,298,770

Other Assets in Excess of Liabilities 0.5%		253,268

Net Assets 100.0%		$48,552,038

†	Cost for federal income tax purposes is $48,363,417. At June 30, 2017 unrealized depreciation for federal income tax purposes aggregated $64,647 of which $399,849 related to appreciated securities and $464,496 related to depreciated securities.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of rule 144A securities amounted to $1,240,163 or 2.55% of net assets.

(b)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

The accompanying notes are an integral part of the financial statements.	9

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at June 30, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	20.9%
Financials	14.9%
Health Care	14.7%
Consumer Discretionary	11.7%
Consumer Staples	10.3%
Industrials	10.0%
Sector	Percent of Net Assets
Energy	6.3%
Equity Funds	3.2%
Materials	1.6%
Telecommunication Services	1.5%
Real Estate	1.3%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.7%
Apple, Inc.	2.8%
Visa, Inc.	2.8%
Alphabet, Inc.	2.4%
Texas Instruments, Inc.	2.3%
Merck & Co., Inc.	2.1%
Description	Percent of Net Assets
Cisco Systems, Inc.	2.1%
Accenture PLC	2.0%
PepsiCo, Inc.	2.0%
General Dynamics Corp.	1.9%
Total of Net Assets	24.1%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at June 30, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 89.2%
Consumer Discretionary 11.7%
Amazon.com, Inc.*	700	$677,600
Comcast Corp.	75,000	2,919,000
Goodyear Tire & Rubber Co.	39,000	1,363,440
Home Depot, Inc.	10,000	1,534,000
Marriott Int'l., Inc.	17,500	1,755,425
McDonald's Corp.	17,000	2,603,720
Omnicom Group, Inc.	22,000	1,823,800
Priceline Group, Inc.*	750	1,402,890
Time Warner, Inc.	13,000	1,305,330
TJX Cos., Inc.	34,000	2,453,780
		17,838,985
Consumer Staples 8.6%
CVS Health Corp.	15,000	1,206,900
Estee Lauder Cos, Inc.	25,000	2,399,500
Kraft Heinz Co.	15,500	1,327,420
PepsiCo, Inc.	26,000	3,002,740
Philip Morris Int'l., Inc.	22,000	2,583,900
Procter & Gamble Co.	30,000	2,614,500
		13,134,960
Energy 6.3%
Chevron Corp.	15,000	1,564,950
EOG Resources, Inc.	15,000	1,357,800
ExxonMobil Corp.	35,000	2,825,550
Marathon Petroleum Corp.	27,000	1,412,910
Noble Energy, Inc.	30,000	849,000
		Value
	Shares	(Note 2)
Schlumberger Ltd.	25,000	$1,646,000
		9,656,210
Financials 14.9%
American Express Co.	15,000	1,263,600
Chubb Ltd.	15,000	2,180,700
CME Group, Inc.	17,000	2,129,080
Comerica, Inc.	18,000	1,318,320
Discover Financial Services	17,500	1,088,325
JPMorgan Chase & Co.	26,000	2,376,400
Morgan Stanley	66,000	2,940,960
PNC Financial Services Group, Inc.	20,000	2,497,400
S&P Global, Inc.	18,000	2,627,820
Signature Bank*	7,000	1,004,710
The Travelers Cos., Inc.	15,000	1,897,950
Webster Financial Corp.	16,000	835,520
Wells Fargo & Co.	10,000	554,100
		22,714,885
Health Care 13.7%
Amgen, Inc.	10,000	1,722,300
Becton Dickinson & Co.	7,500	1,463,325
Biogen, Inc.*	4,000	1,085,440
Bristol-Myers Squibb Co.	24,000	1,337,280
Danaher Corp.	4,900	413,511
Eli Lilly & Co.	16,000	1,316,800
Johnson & Johnson	10,000	1,322,900
Medtronic PLC	33,000	2,928,750
Merck & Co., Inc.	50,000	3,204,500
		Value
	Shares	(Note 2)
Stryker Corp.	10,000	$1,387,800
UnitedHealth Group, Inc.	15,000	2,781,300
Zoetis, Inc.	32,000	1,996,160
		20,960,066
Industrials 10.0%
Boeing Co.	12,500	2,471,875
Canadian National Railway Co.	25,000	2,026,250
General Dynamics Corp.	15,000	2,971,500
Honeywell Int'l., Inc.	20,000	2,665,800
Johnson Controls Int'l. plc	28,000	1,214,080
United Technologies Corp.	20,000	2,442,200
Verisk Analytics, Inc.*	17,000	1,434,290
		15,225,995
Information Technology 20.9%
Accenture PLC	25,000	3,092,000
Alphabet, Inc.*	4,000	3,634,920
Apple, Inc.	30,000	4,320,600
Check Point Software Technologies Ltd.*	13,000	1,418,040
Cisco Systems, Inc.	100,000	3,130,000
Cognizant Technology Solutions Corp.	18,000	1,195,200
Facebook, Inc.*	3,500	528,430
Microsoft Corp.	81,000	5,583,330
Synopsys, Inc.*	17,000	1,239,810
Texas Instruments, Inc.	45,000	3,461,850

10	The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

		Value
	Shares	(Note 2)
Visa, Inc.	46,000	$4,313,880
		31,918,060
Materials 1.6%
EI Du Pont de Nemours & Co.	15,000	1,210,650
Praxair, Inc.	10,000	1,325,500
		2,536,150
Telecommunication Services 1.5%
Verizon Communications, Inc.	52,700	2,353,582
Total Domestic Common Stocks (Cost $61,552,710)		136,338,893
Domestic Exchange Traded Funds 3.2%
Equity Funds 3.2%
iShares Core S&P Mid-Cap ETF	11,000	1,913,450
iShares Russell Mid-Cap Value ETF	9,000	756,810
SPDR S&P MidCap 400 ETF Trust	2,700	857,574
Utilities Select Sector SPDR Fund	26,000	1,350,960
Total Domestic Exchange Traded Funds (Cost $4,826,531)		4,878,794
Foreign Stocks & ADR's 2.7%
Netherlands 1.7%
Unilever NV ADR	47,500	2,625,325
Switzerland 1.0%
Roche Holding AG ADR	50,000	1,590,500
Total Foreign Stocks & ADR's (Cost $3,685,977)		4,215,825
Real Estate Investment Trusts 1.3%
Real Estate 1.3%
Equinix, Inc. (Cost $1,719,052)	4,500	1,931,220
Institutional Money Market Funds 3.7%
State Street Institutional U.S. Government Money Market Fund
Premier Class (Cost $5,663,120)	5,663,120	5,663,120
Total Investments 100.1% (Cost $77,447,390)†		153,027,852

Excess of Liabilities Over Other Assets (0.1)%		(203,645)

Net Assets 100.0%		$152,824,207

*	Non-income producing.

†	Cost for federal income tax purposes is $77,447,390. At June 30, 2017 unrealized appreciation for federal income tax purposes aggregated $75,580,462 of which $76,216,623 related to appreciated securities and $636,161 related to depreciated securities.

ADR   - American Depositary Receipt

SPDR - Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.	11

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile

at June 30, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	27.7%
Consumer Discretionary	18.8%
Health Care	16.8%
Industrials	12.6%
Sector	Percent of Net Assets
Financials	10.1%
Real Estate	2.5%
Energy	2.5%
Equity Funds	0.3%

Top 10 Holdings**

Description	Percent of Net Assets
Corporate Office Properties Trust	2.2%
Nuance Communications, Inc.	1.9%
Glacier Bancorp, Inc.	1.8%
Acxiom Corp.	1.7%
Globus Medical, Inc.	1.7%
NICE Systems Ltd.	1.6%
Description	Percent of Net Assets
Tivity Health, Inc.	1.6%
Bio-Techne Corp.	1.6%
Select Comfort Corp.	1.6%
Oxford Industries, Inc.	1.5%
Total of Net Assets	17.2%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at June 30, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 87.2%
Consumer Discretionary 18.8%
Aaron's, Inc.	21,000	$816,900
Adtalem Global Education, Inc.	22,185	841,921
Bloomin' Brands, Inc.	37,576	797,739
Callaway Golf Co.	63,600	812,808
Five Below, Inc.*	16,068	793,277
KB Home	35,724	856,304
MDC Partners, Inc.	89,536	886,406
Oxford Industries, Inc.	16,850	1,052,957
Penn National Gaming, Inc.*	38,243	818,400
Planet Fitness, Inc.	36,301	847,265
Select Comfort Corp.*	30,541	1,083,900
Texas Roadhouse, Inc.	15,634	796,552
The Habit Restaurants, Inc.*	38,040	601,032
Tile Shop Holdings, Inc.	36,203	747,592
TRI Pointe Group, Inc.*	59,042	778,764
Vitamin Shoppe, Inc.*	31,187	363,329
		12,895,146
Energy 2.5%
Carrizo Oil & Gas, Inc.*	48,132	838,460
Gulfport Energy Corp.*	57,175	843,331
		1,681,791
Financials 10.1%
Chemical Financial Corp.	16,800	813,288
Evercore Partners, Inc.	11,729	826,894
Glacier Bancorp, Inc.	33,792	1,237,125
		Value
	Shares	(Note 2)
PRA Group, Inc.*	23,951	$907,743
Stifel Financial Corp.*	17,241	792,741
Webster Financial Corp.	15,373	802,778
Western Alliance Bancorp*	15,399	757,631
WSFS Financial Corp.	17,500	793,625
		6,931,825
Health Care 16.8%
AngioDynamics, Inc.*	49,173	797,094
Bio-Rad Laboratories, Inc.*	3,496	791,180
Bio-Techne Corp.	9,335	1,096,862
Capital Senior Living Corp.*	51,274	779,878
Diplomat Pharmacy, Inc.*	47,400	701,520
Globus Medical, Inc.*	34,549	1,145,299
Haemonetics Corp.*	19,638	775,505
HealthSouth Corp.	15,383	744,537
Magellan Health, Inc.*	12,272	894,629
NuVasive, Inc.*	10,053	773,277
Omnicell, Inc.*	13,749	592,582
Orthofix Int'l. NV*	11,062	514,162
Owens & Minor, Inc.	24,282	781,638
Tivity Health, Inc.*	28,150	1,121,777
		11,509,940
Industrials 12.6%
Advisory Board Co.*	15,652	806,078
Crane Co.	9,182	728,867
Esterline Technologies Corp.*	8,068	764,847
Genesee & Wyoming, Inc.*	15,157	1,036,587
		Value
	Shares	(Note 2)
Healthcare Services Group, Inc.	16,367	$766,467
Knight Transportation, Inc.	21,452	794,797
Mobile Mini, Inc.	26,679	796,368
Quanta Services, Inc.*	19,833	652,902
Regal Beloit Corp.	10,207	832,381
SkyWest, Inc.	22,000	772,200
Woodward, Inc.	9,761	659,648
		8,611,142
Information Technology 26.1%
8x8, Inc.*	30,700	446,685
Acxiom Corp.*	45,863	1,191,521
Aspen Technology, Inc.*	11,123	614,657
Barracuda Networks, Inc.*	36,738	847,178
Blackhawk Network Holdings, Inc.*	19,660	857,176
Bottomline Technologies de, Inc.*	31,711	814,656
BroadSoft, Inc.*	20,800	895,440
Carbonite, Inc.*	33,290	725,722
CommVault Systems, Inc.*	13,941	786,969
Finisar Corp.*	30,692	797,378
GrubHub, Inc.*	17,783	775,339
GTT Communications, Inc.*	27,623	874,268
j2 Global, Inc.	11,668	992,830
MAXIMUS, Inc.	12,100	757,823
Microsemi Corp.*	11,609	543,301
NetScout Systems, Inc.*	21,683	745,895

12	The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

		Value
	Shares	(Note 2)
Nuance Communications, Inc.*	72,881	$1,268,858
ON Semiconductor Corp.*	51,141	718,020
Open Text Corp.	20,214	637,549
Plantronics, Inc.	15,630	817,605
Tower Semiconductor Ltd.*	32,749	781,064
VeriFone Systems, Inc.*	52,477	949,834
		17,839,768
Real Estate 0.3%
RE/MAX Holdings, Inc.	3,116	174,652
Total Domestic Common Stocks (Cost $48,878,818)		59,644,264
Domestic Exchange Traded Funds 0.3%
Equity Funds 0.3%
Vanguard Small-Cap ETF (Cost $194,720)	1,460	197,888
Foreign Stocks & ADR's 1.6%
Israel 1.6%
NICE Systems Ltd. ADR (Cost $619,150)	14,268	1,123,177
Real Estate Investment Trusts 2.2%
Real Estate 2.2%
Corporate Office Properties Trust(a) (Cost $1,077,716)	42,665	1,494,555
Institutional Money Market Funds 2.1%
State Street Institutional U.S. Government Money Market Fund
Premier Class (Cost $1,452,296)	1,452,296	1,452,296
Total Investments 93.4% (Cost $52,222,700)†		63,912,180

Other Assets in Excess of Liabilities 6.6%		4,519,841

Net Assets 100.0%		$68,432,021

*	Non-income producing.

†	Cost for federal income tax purposes is $52,222,700. At June 30, 2017 unrealized appreciation for federal income tax purposes aggregated $11,689,480 of which $13,854,315 related to appreciated securities and $2,164,835 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.	13

Statement of Assets and Liabilities

at June 30, 2017 (Unaudited)

	SVP	SVP	SVP	SVP
	Balanced	Bond	Common Stock	Small Company
	Fund	Fund	Fund	Fund
Assets
Investments at value	$16,737,509	$48,298,770	$153,027,852	$63,912,180
Receivable for securities sold	44,747	–	464,457	4,941,864
Receivable for fund shares sold	1,451	23,564	6,574	134,206
Receivable for interest	9,211	276,501	–	–
Receivable for dividends	8,406	–	124,751	22,181
Receivable for dividend tax reclaims	164	–	2,558	–
Total Assets	16,801,488	48,598,835	153,626,192	69,010,431

Liabilities
Payable for securities purchased	–	–	590,678	505,581
Payable for fund shares repurchased	431	2,023	67,095	5,273
Accrued expenses	13,451	24,239	65,487	33,269
Management fee payable	7,524	16,067	63,652	28,043
Fund service fee payable	1,368	4,017	12,731	5,609
Trustees' and Chief Compliance Officer's fees payable	239	451	2,342	635
Total Liabilities	23,013	46,797	801,985	578,410
Net Assets	$16,778,475	$48,552,038	$152,824,207	$68,432,021
Shares Outstanding	1,211,240	5,133,410	8,947,119	4,604,317
Net Asset Value and Maximum Offering Price Per Share	$13.85	$9.46	$17.08	$14.86

Net Assets Represent
Shares of beneficial interest (par value)	$1,211	$5,133	$8,947	$4,604
Paid-in capital	11,293,131	50,780,180	65,425,516	49,008,981
Accumulated undistributed net investment income (loss)	79,272	416,736	1,002,523	4,703
Accumulated undistributed net realized gain (loss) on investments and foreign exchange	464,405	(2,585,364)	10,806,440	7,724,253
Unrealized appreciation (depreciation) of investments and foreign exchange	4,940,456	(64,647)	75,580,781	11,689,480
Net Assets	$16,778,475	$48,552,038	$152,824,207	$68,432,021
Investments at Cost	$11,797,074	$48,363,417	$77,447,390	$52,222,700

Amounts designated as “-“ are either $0 or have been rounded to $0.

14	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Page intentionally left blank.

The accompanying notes are an integral part of the financial statements.	15

Statement of Operations

for the fiscal six months ended June 30, 2017 (Unaudited)

	SVP		SVP	SVP		SVP
	Balanced		Bond	Common Stock		Small Company
	Fund		Fund	Fund		Fund
Investment Income
Dividends	$108,769	*	$21,309	$1,559,575	*	$205,784	*
Interest	40,141		558,958	2,694		2,949
Total Income	148,910		580,267	1,562,269		208,733

Expenses
Management advisory fee	45,063		96,540	381,099		167,485
Transfer agent fees	2,575		2,865	2,750		2,775
Custodian fees	3,850		7,000	7,000		8,750
Accounting and administration services	8,193		24,135	76,219		33,497
Auditing fees	4,750		8,100	29,000		11,500
Legal fees	1,000		2,500	13,500		3,250
Printing fees	1,250		13,500	20,000		13,000
Trustees' and Chief Compliance Officer's fees and expenses	2,000		5,750	19,000		7,750
Other	943		3,141	7,240		2,402
Total Expenses	69,624		163,531	555,808		250,409
Net Investment Income (Loss)	79,286		416,736	1,006,461		(41,676)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	490,934		35,008	10,056,881		6,129,594
Foreign currency transactions	9		–	78		–
Net realized gain (loss)	490,943		35,008	10,056,959		6,129,594
Net change in unrealized appreciation (depreciation) during the period:
Investments	442,371		586,999	3,644,328		21,430
Foreign currency translations	33		–	417		–
Net change in unrealized appreciation (depreciation)	442,404		586,999	3,644,745		21,430
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions or Translations	933,347		622,007	13,701,704		6,151,024
Net Increase (Decrease) in Net Assets from Operations	$1,012,633		$1,038,743	$14,708,165		$6,109,348

*Net of foreign tax withholding of $1,072 in the SVP Balanced Fund, $16,857 in the SVP Common Stock Fund and $1,593 in the SVP Small Company Fund.

Amounts designated as “-” are either $0 or have been rounded to $0.

16	The accompanying notes are an integral part of the financial statements.

Statement of Operations

Page intentionally left blank.

The accompanying notes are an integral part of the financial statements.	17

Statement of Changes in Net Assets

	SVP		SVP
	Balanced		Bond
	Fund		Fund
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	06/30/17	Year Ended	06/30/17	Year Ended
	(Unaudited)	12/31/16	(Unaudited)	12/31/16
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$79,286	$179,058	$416,736	$777,273
Net realized gain (loss) on sales of investments and foreign currency transactions	490,943	318,395	35,008	(576,496)
Net change in unrealized appreciation (depreciation)	442,404	607,890	586,999	306,711
Net increase (decrease) in net assets from operations	1,012,633	1,105,343	1,038,743	507,488

Distributions to Shareholders
From net investment income	–	(213,660)	–	(1,007,643)
From net realized gain on investments and foreign currency transactions	–	(236,237)	–	–
Return of capital	–	(23,950)	–	(2,706)
Total distributions to shareholders	–	(473,847)	–	(1,010,349)

From Share Transactions (see note 4)
Net proceeds from sales of shares	1,537,919	3,170,228	1,513,840	3,295,625
Net asset value of shares in reinvestment of dividends and distributions	–	473,847	–	1,010,349
	1,537,919	3,644,075	1,153,840	4,305,974
Less: Payments for shares reacquired	(1,760,194)	(3,588,832)	(2,680,610)	(12,434,790)
Increase (decrease) in net assets from capital share transactions	(222,275)	55,243	(1,166,770)	(8,128,816)
Total Increase (Decrease) in Net Assets
for the Period	790,358	686,739	(128,027)	(8,631,677)
Net Assets: Beginning of period	15,988,117	15,301,378	48,680,065	57,311,742
Net Assets: End of period	$16,778,475	$15,988,117	$48,552,038	$48,680,065
Undistributed Net Investment
Income (Loss) at End of Period	$79,272	$(14)	$416,736	$–

Amounts designated as “-” are either $0 or have been rounded to $0.

18	The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	SVP		SVP
	Common Stock		Small Company
	Fund		Fund
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	06/30/17	Year Ended	06/30/17	Year Ended
	(Unaudited)	12/31/16	(Unaudited)	12/31/16
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,006,461	$2,398,382	$(41,676)	$45,102
Net realized gain (loss) on sales of investments and foreign currency transactions	10,056,959	13,797,312	6,129,594	5,874,436
Net change in unrealized appreciation (depreciation)	3,644,745	(235,520)	21,430	5,355,945
Net increase (decrease) in net assets from operations	14,708,165	15,960,174	6,109,348	11,275,483

Distributions to Shareholders
From net investment income	–	(2,392,966)	–	(41,873)
From net realized gain on investments and foreign currency transactions	–	(12,343,398)	–	(4,661,271)
Total distributions to shareholders	–	(14,736,364)	–	(4,703,144)

From Share Transactions (see note 4)
Net proceeds from sales of shares	1,970,599	2,882,403	1,637,957	2,341,669
Net asset value of shares issued in Fund reorganizations (see Note 5)	–	–	–	15,219,310
Net asset value of shares in reinvestment of dividends and distributions	–	14,736,364	–	4,703,144
	1,970,599	17,618,767	1,637,957	22,264,123
Less: Payments for shares reacquired	(13,092,352)	(30,753,097)	(6,417,667)	(10,671,725)
Increase (decrease) in net assets from capital share transactions	(11,121,753)	(13,134,330)	(4,779,710)	11,592,398
Total Increase (Decrease) in Net Assets for the Period	3,586,412	(11,910,520)	1,329,638	18,164,737
Net Assets: Beginning of period	149,237,795	161,148,315	67,102,383	48,937,646
Net Assets: End of period	$152,824,207	$149,237,795	$68,432,021	$67,102,383
Undistributed Net Investment Income (Loss) at End of Period	$1,002,523	$(3,938)	$4,703	$46,379

The accompanying notes are an integral part of the financial statements.	19

Financial Highlights

Selected per share data and ratios. Selected data for a share of beneficial interest outstanding throughout each fiscal period.

			Income from investment Operations			Less Distributions
SVP Fund	Fiscal year (period ended)	Net asset value, beginning of period	Net investment income (loss)	Net gains or losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from realized gains)	Return of capital	Total distributions	Net asset value, end of period
Balanced
	12/31/12	$11.82	$0.19	$1.16	$1.35	$0.27	$0.77	$–	$1.04	$12.13
	12/31/13	12.13	0.18	2.10	2.28	0.21	0.67	–	0.88	13.53
	12/31/14	13.53	0.18	0.88	1.06	0.23	0.91	–	1.14	13.45
	12/31/15	13.45	0.20	(0.19)	0.01	0.25	0.72	–	0.97	12.49
	12/31/16	12.49	0.15	0.78	0.93	0.18	0.20	0.02	0.40	13.02
	06/30/17(U)	13.02	0.07	0.76	0.83	–	–	–	–	13.85
Bond
	12/31/12	10.06	0.22	0.44	0.66	0.31	0.31	–	0.62	10.10
	12/31/13	10.10	0.26	(0.29)	(0.03)	0.32	–	–	0.32	9.75
	12/31/14	9.75	0.29	0.10	0.39	0.31	–	–	0.31	9.83
	12/31/15	9.83	0.27	(0.40)	(0.13)	0.32	–	–	0.32	9.38
	12/31/16	9.38	0.14	(0.06)	0.08	0.20	–	–	0.20	9.26
	06/30/17(U)	9.26	0.08	0.12	0.20	–	–	–	–	9.46
Common Stock
	12/31/12	13.68	0.26	1.80	2.06	0.28	0.31	–	0.59	15.15
	12/31/13	15.15	0.26	4.52	4.78	0.28	1.26	–	1.54	18.39
	12/31/14	18.39	0.30	1.61	1.91	0.33	2.28	–	2.61	17.69
	12/31/15	17.69	0.44	(0.39)	0.05	0.49	1.79	–	2.28	15.46
	12/31/16	15.46	0.25	1.49	1.74	0.27	1.41	–	1.68	15.52
	06/30/17(U)	15.52	0.11	1.45	1.56	–	–	–	–	17.08
Small Company
	12/31/12	14.64	0.07	1.58	1.65	0.08	2.08	–	2.16	14.13
	12/31/13	14.13	0.01	4.88	4.89	0.01	2.69	–	2.70	16.32
	12/31/14	16.32	0.07	1.03	1.10	0.08	2.71	–	2.79	14.63
	12/31/15	14.63	(0.02)	(0.15)	(0.17)	–	2.32	–	2.32	12.14
	12/31/16	12.14	0.01	2.44	2.45	0.01	1.00	–	1.01	13.58
	06/30/17(U)	13.58	(0.01)	1.29	1.28	–	–	–	–	14.86

Per share net investment income (loss) for each Fund is calculated utilizing the average shares method unless otherwise noted.

*	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by your insurance company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles. Total returns would have been lower in applicable periods where the Funds' investment advisor had not waived a portion of its fee.
**	Expense reductions are comprised of the contractual expense reimbursements as described in Note (3), if applicable.
#	Represents less than 0.5%.

^	includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for the SVP Balanced Fund by 0.47% and the SVP Common Stock Fund by 1.04% for the fiscal year ended December 31, 2015.
(U)	Unaudited.
+	Annualized.
++	Not annualized.

Amounts designated as “-” are either zero or represent less than $0.005 or $(0.005).

20	The accompanying notes are an integral part of the financial statements.

Financial Highlights

						Ratios/Supplemental Data

SVP Fund	Fiscal year (period ended)	Total return (%)*	Net assets at end of period (000 omitted)	Ratio of expenses to average net assets (%)		Ratio of expenses to average net assets before contractual expense reimbursements (%)**		Ratio of net investment income (loss) to average net assets (%)		Ratio of net investment income (loss) to average net assets before contractual expense reimbursements (%)**		Portfolio turnover rate (%)
Balanced
	12/31/12	11.44	$14,433	0.83		0.83		1.46		1.46		175
	12/31/13	18.88	16,456	0.87		0.87		1.37		1.37		220
	12/31/14	7.81	15,963	0.90		0.90		1.31		1.31		76
	12/31/15	0.03	15,301	0.87		0.87		1.50	^	1.50	^	38
	12/31/16	7.42	15,988	0.85		0.88		1.16		1.13		30
	06/30/17(U)	6.37++	16,778	0.85	+	0.85	+	0.97	+	0.97	+	13++
Bond
	12/31/12	6.53	68,313	0.63		0.63		2.07		2.07		499
	12/31/13	(0.33)	61,664	0.67		0.67		2.64		2.64		256
	12/31/14	4.01	67,067	0.65		0.65		2.90		2.90		117
	12/31/15	(1.29)	57,312	0.67		0.67		2.69		2.69		117
	12/31/16	0.81	48,680	0.67		0.67		1.46		1.46		197
	06/30/17(U)	2.16++	48,552	0.68	+	0.68	+	1.73	+	1.73	+	42++
Common Stock
	12/31/12	15.10	197,250	0.70		0.70		1.73		1.73		0#
	12/31/13	31.73	220,631	0.72		0.72		1.49		1.49		8
	12/31/14	10.34	198,524	0.72		0.72		1.57		1.57		13
	12/31/15	0.19	161,148	0.72		0.72		2.48	^	2.48	^	9
	12/31/16	11.26	149,238	0.73		0.73		1.58		1.58		6
	06/30/17(U)	10.05++	152,824	0.73	+	0.73	+	1.32	+	1.32	+	6++
Small Company
	12/31/12	11.44	54,505	0.75		0.75		0.46		0.46		48
	12/31/13	34.72	62,134	0.80		0.80		0.09		0.09		47
	12/31/14	6.68	57,935	0.78		0.78		0.45		0.45		72
	12/31/15	(1.34)	48,938	0.78		0.78		(0.10)		(0.10)		77
	12/31/16	20.23	67,102	0.76		0.76		0.08		0.08		68
	06/30/17(U)	9.43++	68,432	0.75	+	0.75	+	(0.12	)+	(0.12	)+	42++

The accompanying notes are an integral part of the financial statements.	21

Notes to Financial Statements (Unaudited)

(1) Organization:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of four separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The four funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

(2) Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts and disclosures on the financial statements. Actual results could differ from the estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Codification Topic 946 – Investment Companies, which is part of GAAP.

Effective October 13, 2016, the Securities and Exchange Commission (“SEC”) adopted rules to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management programs by open-end funds. The new rules will enhance the quality of information available to investors and will allow the Commission to more effectively collect and use data reported by funds. The new rules also will promote effective liquidity risk management across the open-end fund industry and will enhance disclosure regarding fund liquidity and redemption practices. Management is currently evaluating the implications of these new rules on the financial statements and will comply with the requirements within the specified deadlines.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The bid price is generally used for valuation purposes. Fixed-income securities with maturities of less than 60 days remaining to maturity (including long-term and short-term fixed income securities with original maturities greater than 60 days) are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, including an unscheduled early closing of a primary exchange or when trading in a particular security is halted during the day and does not resume prior to the time a Fund’s net asset value is calculated, will be fair valued under procedures adopted by the Funds’ Board of Trustees (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

B. Fair Value Measurement:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

22

Notes to Financial Statements

(1)	Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)	Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)	The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•	Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•	Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal period, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

23

Notes to Financial Statements

The fair value measurements as of June 30, 2017 were as follows:

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities - Assets:
Balanced:
Agency Mortgage-Backed Securities	$–	$3,077,142	$–	$3,077,142
Domestic Common Stocks	9,330,643	–	–	9,330,643
Domestic Exchange Traded Funds	211,453	–	–	211,453
Foreign Stocks & ADRs:
Netherlands	221,080	–	–	221,080
Switzerland	–	63,620	–	63,620
Institutional Money Market Funds	–	3,704,823	–	3,704,823
Real Estate Investment Trusts	128,748	–	–	128,748
Totals	$9,891,924	$6,845,585	$–	$16,737,509

Bond:
Agency Collateralized Mortgage Obligations	$–	$1,760,446	$–	$1,760,446
Agency Mortgage-Backed Securities	–	10,958,552	–	10,958,552
Bank Loans	–	44,189	–	44,189
Domestic Corporate Bonds	–	20,363,251	–	20,363,251
Institutional Money Market Funds	–	11,731,364	–	11,731,364
Municipal Bonds	–	441,218	–	441,218
U.S. Treasury Obligations	–	2,999,750	–	2,999,750
Totals	$–	$48,298,770	$–	$48,298,770

Common Stock:
Domestic Common Stocks	$136,338,893	$–	$–	$136,338,893
Domestic Exchange Traded Funds	4,878,794	–	–	4,878,794
Foreign Stocks & ADRs:
Netherlands	2,625,325	–	–	2,625,325
Switzerland	–	1,590,500	–	1,590,500
Institutional Money Market Funds	–	5,663,120	–	5,663,120
Real Estate Investment Trusts	1,931,220	–	–	1,931,220
Totals	$145,774,232	$7,253,620	$–	$153,027,852

Small Company:
Domestic Common Stocks	$59,644,264	$–	$–	$59,644,264
Domestic Exchange Traded Funds	197,888	–	–	197,888
Foreign Stocks & ADRs	1,123,177	–	–	1,123,177
Institutional Money Market Funds	–	1,452,296	–	1,452,296
Real Estate Investment Trusts	1,494,555	–	–	1,494,555
Totals	$62,459,884	$1,452,296	$–	$63,912,180

Investments in Securities - Liabilities: None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal six months ended June 30, 2017.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal six months ended June 30, 2017.

C. Securities Transactions and Investment Income:

For purposes of the Funds’ financial statements, securities transactions are accounted for on trade date. For purposes of calculating the net asset values (NAVs), securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1)	when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2)	on occasion, if SASI believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income and expenses are recorded on an accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and master limited partnerships often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

24

Notes to Financial Statements

D. Dividends and Distributions:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts, foreign currency transactions, real estate investment trust return of capital distributions, net operating losses, dividends paid and tax attributes from an acquired fund. No reclassifications were made to reflect these differences as of June 30, 2017.

E. Federal Income Taxes:

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Fund will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements as a result of these uncertainties. As of June 30, 2017, the Funds did not have any unrecognized tax benefits.

F. Foreign Currency Translations:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1)	market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2)	purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities for purposes of the Funds’ financial statements. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Forward Foreign Currency Contracts:

Each Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities. No forward foreign currency contracts were entered into during the fiscal six months ended June 30, 2017.

H. Options Contracts:

Each Fund may enter into options contracts.

Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities and indices of securities prices. A Fund may terminate its position in a put position it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European Style option may be exercised only on its expiration date. The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs). The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

Selling (Writing) Call Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The risk associated with purchasing put and call options is limited to the premium paid. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities. Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security or an index of securities is required to deposit cash or securities or a letter of credit as margin to make mark-to-market payments of variation margin as the position becomes unprofitable. Written call options have an unlimited risk of loss if the value of the underlying investment increases.

25

Notes to Financial Statements

Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of security index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an over-the-counter option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

During the fiscal six months ended June 30, 2017, none of the Funds entered into options contracts.

I. Futures Contracts:

Each Fund may enter into futures contracts.

When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Any open contract would be recorded as variation margin receivable or payable on the statement of assets and liabilities to the extent such variation margin has not been received or paid and unrealized gain or loss on the statement of operations. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the statement of operations. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts tends to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position tends to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, tends to offset both positive and negative market price changes, much as if the underlying instrument has been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it is required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ("FCM"). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party is required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund is obligated to continue to pay variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCMs other customers, potentially resulting in losses to the Fund. Futures contracts involve, to varying degrees, off-balance sheet risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

During the fiscal six months ended June 30, 2017, none of the Funds entered into futures contracts.

J. Swaps:

The SVP Balanced and SVP Bond Funds may enter into swaps agreements.

Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular “notional amount”. Swaps may involve an interest rate (fixed or floating), a commodity price index, or a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. A fixed-income Fund may engage in simple or more complex swap transactions involving a wide variety of underlying instruments or rates.

Swaps are credit-intensive products. A Fund that enters into a swap transaction bears the risk of default (i.e., nonpayment) by the other party to the swap. The internal limitation below which deals with counterparty risk is intended to reduce this risk to the extent reasonably practicable, but it cannot eliminate entirely the risk that a counter-party to a swap, or another OTC derivative, will default. Consistent with current market practices, a Fund will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for a net payment upon default. In addition, a Fund’s obligations under an agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total return swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total return swap defaults, a Fund’s risk of loss will consist of the payments that a Fund is contractually entitled to receive from the other party. If there is a default by the other party, a Fund may have contractual remedies under the agreements related to the transaction. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities.

During the fiscal six months ended June 30, 2017, none of the Funds entered into swaps agreements.

26

Notes to Financial Statements

K. Repurchase Agreements:

Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. The Funds’ policies require that all repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2017.

L. Dollar Rolls:

The SVP Balanced and SVP Bond Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended June 30, 2017.

M. Short Sales:

The SVP Bond Fund may enter into short sales of agency mortgage-backed securities (“MBS”) that the Funds do not own, primarily as part of to-be-announced (“TBA”) swap transactions. A TBA swap transaction involves an agreement to purchase one agency MBS and a simultaneous agreement to sell a different agency MBS. Generally, a short sale involves the sale by a Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party. Therefore, short sales involve the risk that a Fund's losses may be exaggerated (without a limit). By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot decrease below zero. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Securities sold in short sale transactions and the interest payable on such transactions, if any, are reflected as a liability on the Statement of Assets and Liabilities. There were no short sale transactions during the fiscal six months ended June 30, 2017.

N. Securities Lending:

Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund’s portfolio before taking into account the securities on loan, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is retained by the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund’s best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. The income earned by each Fund from securities lending is included in its Statement of Operations. There were no securities on loan at June 30, 2017.

O. Other:

Direct expenses of a Fund are charged to that Fund while common expenses of the Trust are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts. Earnings credits are received from SSB on cash balances and are reflected in the statement of operations as an expense offset. There were no expense offsets for the fiscal six months ended June 30, 2017.

(3) Management Advisory Fees and Related Party Transactions:

Pursuant to two Investment Advisory Agreements (“Advisory Agreements”), SAMI manages each Fund’s investments and business operations under the overall supervision of the Trust’s Board of Trustees. SAMI is affiliated with National Life Insurance Company (“NLIC”), which issues variable insurance and annuity products through which the Trust is offered, because NLIC is also a subsidiary of NLV Financial Corporation. SAMI has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, each Fund pays to SAMI a monthly fee determined as follows:

a)	With respect to SVP Balanced Fund: 0.55% per annum on the average daily net assets of the Fund.

b)	With respect to SVP Bond Fund: 0.40% per annum on the average daily net assets of the Fund.

c)	With respect to the SVP Common Stock and SVP Small Company Funds: 0.50% per annum on the first $200 million of average daily net assets of each Fund; 0.45% per annum on the next $300 million of such assets of each Fund; and 0.40% per annum on such assets of each Fund in excess of $500 million.

Sentinel Financial Services Company (“SFSC”), a company in which SAMI and SASI, a wholly owned subsidiary of SAMI, are partners, acts as the principal underwriter of shares of the Funds. SFSC receives no compensation from the Trust for acting as principal underwriter.

Each Trustee who is not an affiliate of SAMI receives an annual fee of $5,000 from the Trust. The Lead Independent Trustee and chairs of the Audit and Governance Committees are each paid an additional annual fee of $2,000. The Fees paid to Trustees are generally distributed quarterly on a pro rata basis. Trustees are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Funds’ Chief Compliance Officer also serves as Chief Compliance Officer of Sentinel Group Funds, Inc. (“SGF”), a series investment company also advised by SAMI, SAMI itself, and the separate accounts of NLIC which fund its variable life insurance and annuity products. Pursuant to an amended and restated agreement as of November 26, 2007, the Funds and SGF pay 50% of the costs incurred by these Chief Compliance Officer functions, including the salary and benefits of the Funds’ Chief Compliance Officer and his administrative assistant, and the other costs incurred by the Chief Compliance Officer. The Funds and SGF allocate their 50% share of these costs in proportion to net assets. Out-of-pocket costs which can be specifically allocated to a particular entity are so allocated.

27

Notes to Financial Statements

Trustees’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended June 30, 2017 were $34,500.

Pursuant to the Fund Services Agreement with SASI, the Trust receives certain transfer agency, fund accounting and administration services. For these services, the Fund Services Agreement provides for the Trust to pay to SASI a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net assets of the Funds for fund accounting and administration services. For the fiscal six months ended June 30, 2017 these fees totaled $152,045.

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for SVP Balanced Fund, on an annualized basis, to 0.85% of average daily net assets through April 30, 2018. This agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Fund. For the fiscal six months ended June 30, 2017, no reimbursements were required to SVP Balanced Fund.

The fee waiver agreement contains a provision allowing for recoupment of waived fees or expenses reimbursed under certain circumstances. Recoupment of fees waived and expenses reimbursed is limited to the lesser of the applicable expense cap, if any, in effect at the time of the waiver and the applicable expense cap, if any, in effect at the time of recoupment, and any recoupment must occur within three years from the date of the related waiver or reimbursement.

As of June 30, 2017, policyholders of variable insurance and annuity products offered by NLIC held ownership in the Funds as follows:

Approximate %
SVP Fund	Ownership
Balanced	85.73%
Bond	29.53%
Common Stock	31.77%
Small Company	65.78%

The shares of the Trust may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2017, the Trust was offered as an investment option by three other insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

(4) Shares of Beneficial Interest Transactions:

There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the fiscal six months ended June 30, 2017 and the fiscal year ended December 31, 2016 were as follows:

		Shares issued		Shares issued in		Net increase
		in Fund		reinvestment of		(decrease) in
		Reorganizations		dividends and	Shares	shares
SVP Fund	Shares sold	(see note 5)		distributions	reacquired	outstanding
Fiscal Six Months Ended June 30, 2017 (Unaudited)
Balanced	113,010	–		–	129,495	(16,485)
Bond	162,609	–		–	287,094	(124,485)
Common Stock	119,605	–		–	791,013	(671,408)
Small Company	115,123	–		–	451,418	(336,295)
Fiscal Year Ended December 31, 2016
Balanced	247,026	–		36,303	281,134	2,195
Bond	345,079	–		109,180	1,303,644	(849,385)
Common Stock	180,978	–		943,110	1,931,238	(807,150)
Small Company	182,199	1,202,525	*	346,259	821,852	909,131

* Please see note 5 for specific details of the Plan of Reorganization. The reorganization was completed following the close of business on June 17, 2016 by a tax-free exchange of 1,441,342 shares of the SVP Mid Cap Fund for 1,202,525 shares of the SVP Small Company Fund, a merger conversion ratio of 0.83430915.

From time to time the Funds may have a concentration of several policyholders, insurance companies or insurance products holding a significant percentage of shares outstanding. Investment activities of these parties could have a material impact on the Funds. The latest Statement of Additional Information has more details about the Fund’s shareholders that own beneficially 5% or more of the voting stock of any Fund and is available, without charge, upon request by calling (800) 537-7003.

(5) Reorganizations:

Pursuant to a Plan of Reorganization approved by the Board on February 9, 2016, as of the close of business on June 17, 2016, SVP Small Company Fund acquired 100% of the voting equity interests, substantially all of the assets and assumed substantially all of the liabilities of SVP Mid Cap Fund, a separate series of the Trust, in a tax-free reorganization in exchange for shares of the SVP Small Company Fund. The primary reason for the transaction was to combine a smaller Fund into a larger Fund with similar investment strategies and policies. For financial reporting purposes, the net assets received and shares issued by the SVP Small Company Fund were recorded at fair value; however, the SVP Mid Cap Fund’s cost of investments were carried forward to align ongoing reporting of the SVP Small Company Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The merger conversion ratios and number of shares are presented in Note (4) and the value of shares issued by the SVP Small Company Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and acquired unrealized appreciation (depreciation) as of the reorganization date were as follows:

28

Notes to Financial Statements

Total
				Net Assets of	Acquired
		Total	Total	Acquiring Fund	Fund Unrealized
Acquiring	Acquired	Net Assets of	Net Assets of	After the	Appreciation/
Fund	Fund	Acquiring Fund	Acquired Fund	Acquisition	(Depreciation)
SVP Small Company Fund	SVP Mid Cap Fund	$48,493,145	$15,219,310*	$63,712,455	$859,684

* The net assets of the SVP Mid Cap Fund were primarily comprised of investments with a fair value of $15,225,965 just prior to the reorganization.

The financial statements reflect the operations of the SVP Small Company Fund for the period prior to the acquisition and the combined fund for the period subsequent to the acquisition. Assuming the acquisition had been completed on January 1, 2016, the beginning of the fiscal annual reporting period of the SVP Small Company Fund, SVP Small Company Fund’s pro forma results of operations for the year ended December 31, 2016 would be estimated as follows:

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$64,030
Net realized gain (loss) on sales of investments and foreign currency transactions	6,861,199
Net change in unrealized appreciation (depreciation)	4,858,082
Net increase (decrease) in net assets from operations	$11,783,311

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SVP Mid Cap Fund that have been included in the SVP Small Company Fund’s statement of operations since June 17, 2016.

(6) Investment Transactions:

Purchases and sales (excluding short-term obligations, forward foreign currency contracts and futures contracts) for the fiscal six months ended June 30, 2017 were as follows:

	Purchases of		Sales of Other
	Other than U.S.	Purchases of	than U.S.	Sales of U.S.
	Government	U.S. Government	Government	Government
	Direct and	Direct and	Direct and	Direct and
	Agency	Agency	Agency	Agency
SVP Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$463,930	$1,264,395	$1,400,544	$1,532,814
Bond	9,635,059	12,502,000	-	13,506,480
Common Stock	9,602,191	-	22,376,709	-
Small Company	27,210,629	-	33,042,132	-

(7) Investment Transactions with Affiliated Investment Companies:

Pursuant to Section 17a-7 of the Investment Company Act of 1940, as amended, purchases and sales of investment securities are permitted among affiliated investment companies for the purposes of executing trades consistent with each Fund’s investment strategies and also minimizing or eliminating trading costs associated with external brokers. Compliance with Section 17a-7 is monitored internally by qualified personnel and reported to the Board at regular intervals.There were no Section 17a-7 purchases and sales for the fiscal six months ended June 30, 2017.

(8) Distributions to Shareholders:

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after December 31, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by a Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Pre-enactment losses may be more likely to expire unused since the Act prescribes that post-enactment losses must be utilized first.

At December 31, 2016, the Trust had tax basis capital losses which may be used to offset future capital gains as follows:

	Capital Loss	Expiring
SVP Fund	Carry Forward	on 12/31
Bond	$ 878,752	No Expiration (Short-Term)
	1,653,519	No Expiration (Long-Term)
$2,532,271

It is unlikely that a capital gains distribution will be paid until net gains have been realized in excess of such capital loss carry forwards.

29

Notes to Financial Statements

Net capital losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period from November 1, 2016 to December 31, 2016, the Funds elected to defer until the first business day of 2017 for U.S. Federal income tax purposes net capital losses as stated below:

	Short-Term	Long-Term
	Capital Losses	Capital Losses
SVP Fund	Deferred	Deferred	Total
Balanced	$ 7,811	$ -	$ 7,811
Bond	88,774	(671)	88,103
Common Stock	3,570	-	3,570

Net specified ordinary losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period from January 1, 2016 through December 31, 2016, the Funds elected to defer until the first business day of the next taxable year for U.S. Federal Income tax purposes net specified ordinary losses as stated below:

Specified Ordinary
SVP Fund	Losses Deferred
Balanced	$ 14
Common Stock	111

(9) Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(10) Subsequent Events:

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The Board of Trustees has approved the acquisition of certain assets related to the Sentinel Variable Products Funds by Touchstone Advisors, Inc., subject to SEC and shareholder approvals. If approved, the transaction is expected to close on or around October 13, 2017. Please see the latest Prospectus for further details.

Following the close of business on June 30, 2017, John Pelletier resigned from the Board of Trustees.

30

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example

When you allocate to one or more of the Sentinel Variable Products Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of allocating to the Funds and to compare these costs with the ongoing costs of allocating to other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/17 through 06/30/17.

Actual Expenses

The first line of each Fund entry in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid from 01/01/17 through 06/30/17 to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund entry in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of allocating to a specific Sentinel Variable Products Trust Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchases shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by them. If such expenses were included, the overall expenses shown in the table below would be higher and the ending account values would be lower.

						Expenses Paid
			Beginning	Ending		from 1/1/2017
	Total Return	Total Return	Account	Account Value	Annualized	through
SVP Fund	Description	Percentage	Value 1/1/2017	6/30/2017	Expense Ratio	6/30/2017*
Balanced	Actual	6.37%	$1,000.00	$1,063.75	0.85%	$4.35
	Hypothetical
	(5% per year
	before expenses)	2.06%	1,000.00	1,020.58	0.85%	4.26
Bond	Actual	2.16%	1,000.00	1,021.60	0.68%	3.41
	Hypothetical
	(5% per year
	before expenses)	2.14%	1,000.00	1,021.42	0.68%	3.41
Common Stock	Actual	10.05%	1,000.00	1,100.52	0.73%	3.80
	Hypothetical
	(5% per year
	before expenses)	2.12%	1,000.00	1,021.17	0.73%	3.66
Small Company	Actual	9.43%	1,000.00	1,094.26	0.75%	3.89
	Hypothetical
	(5% per year
	before expenses)	2.11%	1,000.00	1,021.08	0.75%	3.76

*Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

31

Trustees

As of June 30, 2017, there were eight Trustees of Sentinel Variable Products Trust. The Trustees are responsible for oversight of the four Funds comprising Sentinel Variable Products Trust. Information about the six independent Trustees is set forth below. Information concerning the two affiliated Trustees is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s Trustees and is available, without charge, upon request by calling (800) 537-7003.

Position and Length
Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships

Gary Dunton (61) National Life Drive Montpelier, VT 05604	Trustee, since 2016	Dunton Consulting (an insurance industry consulting firm) – Principal, since 2008; MBIA, Inc. – Chairperson, President and Chief Executive Officer, from 2004 to 2008; Sentinel Group Funds, Inc. (“SGF”) – Director, since 2013	None

Deborah G. Miller (67) National Life Drive Montpelier, VT 05604	Trustee, since 2016	Enterprise Catalyst Group (a management consulting firm) – Chief Executive Officer, since 2003; Ascendent Systems (a voice and messaging systems company) – Chief Executive Officer, from 2005 to 2007; SGF – Director, since 1995	Libby Glass – Director, since 2003; Wittenberg University – Director, since 1998

John Pelletier (53) National Life Drive Montpelier, VT 05604	Trustee, from 2016 to June 30, 2017	Center for Financial Literacy at Champlain College – Director, since 2010; Sterling Valley Consulting LLC (a financial services consulting firm) – Principal, since 2009; Vermont Financial Literacy Commission – Co-Chairperson, since 2015; Vermont’s Universal Children’s Higher Education Savings Account Program Advisory Committee – Chairperson, since 2015; Eaton Vance Corporation – Chief Legal Officer, from 2007 to 2008; Natixis Global Associates – Chief Operating Officer, from 2004 to 2007; General Counsel, from 1997 to 2004; SGF – Director, from 2013 to June 30, 2017	None

John Raisian, Ph.D. (67) National Life Drive Montpelier, VT 05604	Trustee and Lead Independent Trustee, since 2016	Hoover Institution at Stanford University – Senior Fellow, since 1986; Director, from 1989 to 2015; SGF – Director, since 1996; Lead Independent Director, since 2013	None

Richard H. Showalter (69) National Life Drive Montpelier, VT 05604	Trustee and Audit, Compliance and Valuation Committee Chairperson, since 2016	Dartmouth-Hitchcock – Senior Vice President and Treasurer, from 2007 to 2010; Dartmouth-Hitchcock Medical Center – Treasurer, from 1995 to 2010; Dartmouth-Hitchcock Alliance – Senior Vice President and Chief Financial Officer, from 1985 to 2008; Mary Hitchcock Memorial Hospital - Senior Vice President and Chief Financial Officer, from 1985 to 2007; Dartmouth-Hitchcock Clinic - Senior Vice President and Chief Financial Officer, from 1999 to 2007; SGF – Director, since 2003; Audit, Compliance & Valuation Committee Chairperson, since 2012	None

Angela E. Vallot (60) National Life Drive Montpelier, VT 05604	Trustee and Governance, Contracts and Nominating Committee Chairperson, since 2016	VallotKarp Consulting (a diversity and inclusion consulting firm) – President, since 2004; Colgate-Palmolive Company (a consumer products company) – Vice President, from 2001 to 2003; Texaco, Inc. (an integrated energy company) – Director of Diversity, from 1997 to 2001; SGF – Director, since 1996; Governance, Contracts & Nominating Committee Chairperson, since 2013	None

32

Officers

Information relating to the two Trustees who are officers and “interested persons” of the Funds as defined in the Investment Company Act of 1940, as amended, and to the other officers of the Funds is set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships

Mehran Assadi (58)** National Life Drive Montpelier, VT 05604	Trustee and Chairperson, since 2009	National Life Holding Company (a mutual insurance company) and National Life Insurance Company (“National Life”) – President and Chief Executive Officer, since 2009; President – Life and Annuity, from 2005 to 2009; Interim Chief Information Officer, from 2003 to 2005; NLV Financial Corporation - President and Chief Executive Officer, since 2009; Executive Vice President, from 2008 to 2009; SGF – Director and Chairperson, since 2015	None

Thomas H. Brownell (57)** National Life Drive Montpelier, VT 05604	Trustee, since 2016; President, since 2013	National Life – Executive Vice President , since 2013; Executive Vice President and Chief Investment Officer, from 2013 to 2016; Senior Vice President and Chief Investment Officer, from 2005 to 2013; Sentinel Asset Management, Inc. (“Advisor”) – President and Chief Executive Officer, since 2013; SGF – Director, since 2015; President and Chief Executive Officer, since 2013	None

Gregory D. Teese (50) National Life Drive Montpelier, VT 05604	Chief Compliance Officer, since 2016	Advisor; National Variable Annuity Account II; National Variable Life Insurance Account – Chief Compliance Officer, since 2016; SGF – Chief Compliance Officer, since 2016; Sentinel Financial Services Company (“SFSC”) – Chief Compliance Officer, since 2004; Vice President, since 1997; Equity Services, Inc. – Chief Compliance Officer, since 2004; Senior Vice President, since June 2009	N/A

Lisa F. Muller (50) National Life Drive Montpelier, VT 05604	Secretary, since 2008	SASI – President, Chief Executive Officer and Senior Counsel, since 2015; Advisor – Senior Counsel and Chief Operating Officer, since 2015; SFSC – Senior Counsel, since 2011; Counsel, from 2008 to 2011; National Life; Advisor; SASI – Senior Counsel, from 2011 to 2015; Counsel, from 2008 to 2011; SGF – Secretary, since 2008; State of Vermont, Department of Banking and Insurance – Assistant General Counsel, from 2006 to 2008; Davis, Polk and Wardwell – Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District Court N.D. Illinois – Law Clerk, from 2002 to 2004	N/A

John K. Landy (57) National Life Drive Montpelier, VT 05604	Vice President, since 2004	SASI – Senior Vice President, since 2006; SGF – Vice President, since 2003; SASC – Senior Vice President, from 2004 to 2006; Vice President, from 1997 to 2004	N/A

Philip G. Partridge, Jr. (41) National Life Drive Montpelier, VT 05604	Vice President and Treasurer, since 2016	Advisor – Vice President, since 2015; Chief Financial Officer, since 2014; SGF – Chief Financial Officer, since 2014; SFSC – Vice President and Chief Financial Officer, since 2015; Vice President and Assistant Treasurer, from 2006 to 2015; Sentinel Administrative Services, Inc. (“SASI”) – Vice President and Chief Financial Officer, since 2015	N/A

Thomas P. Malone (61) National Life Drive Montpelier, VT 05604	Assistant Vice President and Assistant Treasurer, since 2016; Vice President and Treasurer, from 2000 to 2016	SASI – Vice President, since 2006; SGF – Vice President and Treasurer, since 1997; SASC – Vice President, from 1998 to 2006	N/A

Lindsay E. Staples (35) National Life Drive Montpelier, VT 05604	Assistant Secretary, since 2010 and from 2007 to 2009	National Life – Senior Securities Paralegal, since 2010; SGF – Assistant Secretary, since 2010 and from 2007 to 2009; National Life – Senior Compliance Associate, from 2009 to 2010; National Life – Securities Paralegal, from 2007 to 2009; Holman Immigration – Paralegal, from 2006 to 2007; Wilmer Cutler Pickering Hale and Dorr – Paralegal, from 2004 to 2006	N/A

*	Each officer is elected by, and serves at the pleasure of, the Board of the Funds.

**	Mr. Assadi is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor’s parent company and Mr. Brownell is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor.

33

Investment Advisor

Sentinel Asset Management, Inc.

Principal Underwriter

Sentinel Financial Services Company

Counsel

Sidley Austin LLP

Custodian

State Street Bank & Trust Company –

Kansas City

Transfer Agent, Shareholder Servicing

Agent and Administrator

Sentinel Administrative Services, Inc.

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Variable Products Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge online at www.nationallifegroup.com under “Customer Support”, then “Funds and Prospectus”, and at www.sec.gov, or by calling (800) 537-7003.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

34

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One National Life Drive, Montpelier, VT 05604

Sentinel is headquartered above the noise of Wall Street, in Montpelier, Vermont.

We are an integral part of National Life Group, a mutually-held family of financial service companies with roots dating back to 1848.

Sentinel's range of actively managed mutual funds are designed to find attractive returns through the combination of quantitative analysis and deep fundamental research.

Learn more about Sentinel:

800.282.FUND

www.sentinelinvestments.com

 @sentinelinvest

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

This report is authorized for distribution to prospective investors only when preceded by an effective Prospectus.

Consider a fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information and is available from your financial advisor or www.sentinelinvestments.com. Please read it carefully before you invest.

National Life Group® is a trade name of National Life Insurance Company, founded in Montpelier, VT in 1848 and its affiliates.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Variable Products Funds are distributed by Sentinel Financial Services Company, Member FINRA, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentinelinvestments.com.

47953 9346(0717)

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By: /s/ Thomas H. Brownell
Thomas H. Brownell
President

Date: September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Thomas H. Brownell
Thomas H. Brownell
President

Date: September 7, 2017

By: /s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.
Vice President & Treasurer

Date: September 7, 2017